Property, plant and equipment	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Property, plant and equipment
13.	Property, plant and equipment

	Oyu Tolgoi
Year Ended December 31, 2020	Mineral property interests	Plant and equipment (c)	Capital works in progress	Other capital assets	Total
Net book value:
January 1, 2020	723,516	3,126,331	5,931,750	1,050	9,782,647
Additions (b)	5,965	—	982,582	—	988,547
Interest capitalized (Note 7)	—	—	337,727	—	337,727
Changes to decommissioning obligations (Note 17)	26,529	—	—	—	26,529
Depreciation for the period	(60,458)	(145,979)	—	(114)	(206,551)
Disposals and write offs	—	(858)	(529)	—	(1,387)
Transfers and other movements	—	32,028	(32,028)	—	—
December 31, 2020	$695,552	$3,011,522	$7,219,502	$936	$10,927,512
Cost	1,303,134	4,868,370	7,584,209	1,131	13,756,844
Accumulated depreciation / impairment	(607,582)	(1,856,848)	(364,707)	(195)	(2,829,332)
December 31, 2020	$695,552	$3,011,522	$7,219,502	$936	$10,927,512
Non-current assets pledged as security (a)	$695,552	$3,011,522	$7,219,502	$—	$10,926,576

	Oyu Tolgoi
Year Ended December 31, 2019	Mineral property interests	Plant and equipment (c)	Capital works in progress	Other capital assets	Total
Net book value:
January 1, 2019 as previously reported	$799,113	$3,263,447	$4,775,745	$—	$8,838,305
Impact of change in accounting policy	—	14,431	—	—	14,431
January 1, 2019 restated	$799,113	$3,277,878	$4,775,745	$—	$8,852,736
Additions	56,083	430	1,299,162	1,131	1,356,806
Interest capitalized (Note 7)	—	—	396,922	—	396,922
Changes to decommissioning obligations	(32,688)	—	—	—	(32,688)
Depreciation for the period	(46,985)	(144,825)	—	(81)	(191,891)
Impairment charges (d)	(52,007)	(180,192)	(364,707)	—	(596,906)
Disposals and write offs	—	(2,184)	(148)	—	(2,332)
Transfers and other movements	—	175,224	(175,224)	—	—
December 31, 2019	$723,516	$3,126,331	$5,931,750	$1,050	$9,782,647
Cost	1,270,641	4,840,318	6,296,457	1,131	12,408,547
Accumulated depreciation / impairment	(547,125)	(1,713,987)	(364,707)	(81)	(2,625,900)
December 31, 2019	$723,516	$3,126,331	$5,931,750	$1,050	$9,782,647
Non-current assets pledged as security (a)	$723,516	$3,126,331	$5,931,750	$—	$9,781,597

(a)
In addition to property, plant and equipment, at December 31, 2020 current and non-current
inventory of $197.9 million (December 31, 2019 - $175.7 million) and $37.6 million (December 31, 2019 - $29.0 million) respectively, and cash at bank and on hand of $47.7 million (December 31, 2019 - $86.2 million) are pledged as security for the project finance facility.

(b)
Pre-production
sales proceeds of $26.1 million and associated costs of $5.4 million have been recorded as a net reduction to additions to Capital works in progress during the year ended December 31, 2020 (2019: nil).

(c)	Plant and equipment comprises owned and leased assets:

	December 31, 2020	December 31, 2019
Plant and equipment owned	$10,923,294	$9,773,937
Right of use assets	4,218	8,710
	$10,927,512	$9,782,647
The Company leases certain assets including warehouse and office facilities as well as transportation equipment, substantially all at Oyu Tolgoi. Information about leases for which the Company is a lessee is presented below:

	Year Ended December 31,
	2020	2019
Plant and equipment:
Opening Carrying Amount	$8,710	$14,431
Additions	$—	1,561
Depreciation for the period	(4,492)	(7,282)
	$4,218	$8,710

(d)	Impairment charges
On July 15, 2019, the Company provided an update on the Oyu Tolgoi underground project summarizing preliminary estimates for increased capital expenditure for project development and a schedule delay to first sustainable production. These preliminary estimates indicated that first sustainable production could be delayed by 16 to 30 months compared to the original feasibility study guidance in 2016 and that development capital expenditure for the project may increase by $1.2 billion to $1.9 billion over the $5.3 billion previously disclosed. Together, these matters were identified as an indicator of impairment at the Oyu Tolgoi cash generating unit level at June 30, 2019.
The Company’s assessment of FVLCD resulted in a recoverable amount of $8.7 billion compared to a carrying value of $9.3 billion at June 30, 2019, resulting in a $0.6 billion impairment charge.